Schedule of Investments – April 30, 2026 (unaudited)

Integrity Growth & Income Fund

		Fair
	Shares	Value
COMMON STOCKS (97.7%)

Communication Services (6.4%)
AT&T INC	65,000	$1,698,450
ALPHABET INC	18,000	6,926,400
		8,624,850
Consumer Discretionary (3.2%)
HOME DEPOT INC/THE	6,000	1,972,800
LOWE'S COS INC	10,000	2,387,900
		4,360,700
Consumer Staples (4.6%)
KIMBERLY CLARK CORP	21,000	2,067,030
PEPSICO INC	11,000	1,743,390
TARGET CORP	18,000	2,335,500
		6,145,920
Energy (1.8%)
KINDER MORGAN INC/DE	75,000	2,465,250
		2,465,250
Financials (13.5%)
BANK OF AMERICA CORP	30,000	1,603,800
JPMORGAN CHASE & CO	12,000	3,758,760
MASTERCARD INC	7,000	3,520,440
PNC FINANCIAL SERVICES GROUP INC/THE	10,000	2,230,000
S&P GLOBAL INC	5,000	2,156,150
VISA INC	15,000	4,947,600
		18,216,750
Health Care (4.7%)
*EDWARDS LIFESCIENCES CORP	20,000	1,670,000
THERMO FISHER SCIENTIFIC INC	5,000	2,394,800
UNITEDHEALTH GROUP INC	6,000	2,222,880
		6,287,680
Industrials (13.2%)
CATERPILLAR INC	4,000	3,560,440
DEERE & CO	5,000	2,949,350
FEDEX CORP	7,000	2,823,170
WASTE MANAGEMENT INC	13,000	3,023,150
TRANE TECHNOLOGIES PLC	11,000	5,417,940
		17,774,050
Information Technology (43.2%)
*ADVANCED MICRO DEVICES INC	17,000	6,026,330
APPLE INC	21,000	5,698,350
BROADCOM INC	14,000	5,844,020
CISCO SYSTEMS INC	15,000	1,372,500
*CLOUDFLARE INC	21,000	4,304,370
*DIGITALOCEAN HOLDINGS INC	75,000	7,232,250
INTUIT INC	5,000	1,942,500
KLA TENCOR CORP	3,000	5,251,050
LAM RESEARCH CORP	20,000	5,157,200
MICROSOFT CORP	6,000	2,446,680
NVIDIA CORP	35,000	6,984,950
*PALO ALTO NETWORKS INC	13,203	2,367,562
QUALCOMM INC	20,000	3,591,600
		58,219,362

Materials (2.5%)
AIR PRODUCTS & CHEMICALS INC	11,000	3,300,550
		3,300,550
Utilities (4.6%)
EXELON CORP	60,000	2,759,400
NEXTERA ENERGY INC	35,000	3,425,800
		6,185,200

TOTAL INVESTMENTS (Cost $59,675,965)		$131,580,312
OTHER ASSETS LESS LIABILITIES (2.3%)		$3,084,385
NET ASSETS (100.0%)		$134,664,697

*Non-income producing
PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

NOTE: INVESTMENT IN SECURITIES (unaudited)
At April 30, 2026, the net unrealized appreciation/(depreciation) based on the cost of investments for federal income tax purposes was as follows:

Integrity Growth & Income Fund
Investments at cost	$59,675,965
Unrealized appreciation	$72,412,367
Unrealized depreciation	(508,020)
Net unrealized appreciation/(depreciation)*	$71,904,347

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc). Level 3 inputs are based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2026:

Integrity Growth & Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$131,580,312	$-	$-	$131,580,312
Total	$131,580,312	$-	$-	$131,580,312